Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Derivative financial instruments
Schedule of derivative financial instruments

Derivative financial instruments:
	At March 31,
	2020	2019	2018
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	495.3	284.7	(413.0)
Fuel and oil operating expenses	166.2	235.0	(181.4)
Interest rate risk
Variable-rate instruments	8.0	4.0	(6.7)
Commodity price risk
Fuel and carbon operating expenses	(1,228.3)	(185.3)	209.8
Net derivative position at year end	(558.8)	338.4	(391.3)

Schedule of change in gross value used for calculating hedge ineffectiveness

Change in gross value used for calculating hedge ineffectiveness:
	At March 31,
	2020	2019	2018
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(170.8)	697.7	(563.7)
Fuel and oil operating expenses	131.0	425.2	(269.0)
Interest rate risk
Variable-rate instruments	(3.8)	(10.1)	(17.2)
Commodity price risk
Fuel and carbon operating expenses	271.9	(688.0)	17.0

Schedule of hedged items

	At March 31, 2020
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	406.3	47.8	454.1
Fuel and oil operating expenses	97.0	—	97.0
Interest rate risk
Variable-rate instruments	(2.8)	—	(2.8)
Commodity price risk
Fuel and carbon operating expenses	(711.8)	—	(711.8)
Gross cashflow hedge reserve	(211.3)	47.8	(163.5)*
*Deferred taxes included in Hedge reserve were €52m
	At March 31, 2019
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	284.6	—	284.6
Fuel and oil operating expenses	235.0	—	235.0
Interest rate risk
Variable-rate instruments	(17.4)	—	(17.4)
Commodity price risk
Fuel and carbon operating expenses	(185.3)	—	(185.3)*
Gross cashflow hedge reserve	316.9	—	316.9*
*Deferred taxes included in Hedge reserve were €42m
	At March 31, 2018
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(413.0)	—	(413.0)
Fuel and oil operating expenses	(181.4)	—	(181.4)
Interest rate risk
Variable-rate instruments	(23.9)	—	(23.9)
Commodity price risk
Fuel and carbon operating expenses	209.8	—	209.8
Gross cashflow hedge reserve	(408.6)	—	(408.6)*
*Deferred taxes included in Hedge reserve were €49m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied

Schedule of movement in derivative financial instruments designated as hedging instruments

	At March 31, 2020
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognised in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	170.8	40.0	—
Fuel and oil operating expenses	(131.0)	69.2	(7.0)
Interest rate risk
Variable-rate instruments	3.8	—	0.2
Commodity price risk
Fuel and carbon operating expenses	(271.9)	(516.4)	(254.8)
Total movement in derivative instruments	(228.3)	(407.2)	(261.6)

	At March 31, 2019
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognised in OCI	profit or loss*	to profit or loss***
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(697.7)	—	—
Fuel and oil operating expenses	(425.2)	—	8.8
Interest rate risk
Variable-rate instruments	(10.1)	—	(0.6)
Commodity price risk
Fuel and carbon operating expenses	688.0	—	(293.0)
Total movement in derivative instruments	(445.0)	—	(284.8)

	At March 31, 2018
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognised in OCI	profit or loss*	to profit or loss***
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	563.7	—	—
Fuel and oil operating expenses	269.0	—	0.6
Interest rate risk
Variable-rate instruments	17.2	—	(2.6)
Commodity price risk
Fuel and carbon operating expenses	(17.0)	—	(134.6)
Total movement in derivative instruments	832.9	—	(136.6)
*Hedge ineffectiveness is classified within "Finance expense" on the Consolidated Income Statement
** Reclassified from hedging reserve to profit or loss - Fuel & Oil Foreign currency & Commodity are reclassified in Fuel and Oil, Variable rate instruments are reclassified to Finance expense

Schedule of Nominal amounts of derivative financial instruments

	At March 31, 2020
	Within 1 year	> 1 year	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	1,519.8	2,763.7	4,283.5
Fuel and oil operating expenses	—	1,312.0	1,312.0
Interest rate risk
Variable-rate instruments	64.8	—	64.8
Commodity price risk
Fuel and carbon operating expenses	—	672.7	672.7

	At March 31, 2019
	Within 1 year	> 1 year	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	1,455.8	3,982.0	5,437.8
Fuel and oil operating expenses	2,515.9	718.9	3,234.8
Interest rate risk
Variable-rate instruments	77.8	—	77.8
Commodity price risk
Fuel and carbon operating expenses	2,482.1	—	2,482.1

	At March 31, 2018
	Within 1 year	> 1 year	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	1,117.7	5,192.2	6,309.9
Fuel and oil operating expenses	2,046.0	1,146.7	3,192.7
Interest rate risk
Variable-rate instruments	90.6	—	90.6
Commodity price risk
Fuel and carbon operating expenses	1,272.4	—	1,272.4

Schedule of derivative financial instruments recognized at fair value in the Company's balance sheet

	At March 31,
	2020	2019	2018
	€M	€M	€M
Non-current assets
Gains on cash-flow hedging instruments – effective hedge	378.5	227.5	2.6
Gains on cash-flow hedging instruments – no longer effective	—	—	—
	378.5	227.5	2.6
Current assets
Gains on cash flow hedging instruments – effective hedge	184.0	308.7	212.1
Gains on cash flow hedging instruments - no longer effective	109.2	—	—
	293.2	308.7	212.1

Total derivative assets	671.7	536.2	214.7

Current liabilities
Losses on cash flow hedging instruments – effective hedge	(533.5)	(189.7)	(190.5)
Losses on cash flow hedging instruments – no longer effective	(516.5)	—	—
	(1,050.0)	(189.7)	(190.5)
Non-current liabilities
Losses on cash flow hedging instruments – effective hedge	(180.5)	(8.0)	(415.5)
Losses on cash flow hedging instruments – no longer effective	—	—	—
	(180.5)	(8.0)	(415.5)

Total derivative liabilities	(1,230.5)	(197.7)	(606.0)
Net derivative financial instrument position at year-end	(558.8)	338.5	(391.3)

Schedule of derivative arrangements

	At March 31,
	Fair value	Fair value	Fair value
	2020 (a)	2019 (a)	2018 (a)
	€M	€M	€M
Cross currency swaps (b)
Less than one year	2.0	1.7	(0.7)
Between one and five years	6.0	2.3	(6.0)
	8.0	4.0	(6.7)
Foreign currency forward contracts (c)
Less than one year	289.0	307.0	(187.4)
Between one and five years	372.5	212.7	(407.0)
After five years	—	—	—
	661.5	519.7	(594.4)
Commodity forward contracts (d)
Less than one year	(1,047.8)	(189.7)	209.8
Between one and five years	(180.5)	4.5	—
	(1,228.3)	(185.2)	209.8
Net derivative position at year end	(558.8)	338.5	(391.3)

(a)	The derivative arrangements in the above table have been netted for disclosure purposes only. The amounts included on the Balance Sheet are gross amounts.

(b)	Cross currency swap financial assets all relate to cross currency interest rate swaps at March 31, 2020 (see Note 14 to the consolidated financial statements).

(c)

Additional information in relation to the above cross currency swaps and forward currency contracts (i.e. notional value and weighted average interest rates) can be found in Note 14 to the consolidated financial statements.

(d)	€1,228m commodity forward contracts relate to derivative financial liabilities of €1,228m and financial assets of €nil (see Note 14 of the consolidated financial statements).

Schedule of reclassified from other comprehensive income into the income statement

	Year ended March 31,
	2020	2019	2018
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating expenses	(254.8)	293.0	134.6
Interest rate swaps
Reclassification adjustments for (gains)/losses recognized in finance expense	0.2	0.6	2.6
Foreign currency forward contracts
Reclassification adjustments for (gains) recognized in fuel and oil operating expenses	(7.0)	(8.8)	(0.6)
	(261.6)	284.8	136.6

Schedule of reclassified from other comprehensive income into the capitalized cost

	Year ended March 31,
	2020	2019	2018
	€M	€M	€M
Foreign currency forward contracts
Recognized in property plant and equipment – aircraft additions	—	59.6	108.4
	—	59.6	108.4

Schedule of derivatives that are designated as cash flow hedges were expect to occur and to impact on profit or loss

	Net	Expected
	Carrying	Cash
	Amount	Flows	2021	2022	2023	2024	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2020
Cross-currency swaps	8.0	8.0	2.0	1.8	1.7	1.5	1.0
U.S. dollar currency forward contracts	97.0	97.0	53.6	41.4	2.0	—	—
U.S. dollar currency forward contracts to be capitalized in property, plant and equipment - aircraft additions	455.3	455.3	126.2	155.5	123.6	50.0	—
Commodity forward contracts	(711.8)	(711.8)	(531.3)	(180.5)	—	—	—
	(151.5)	(151.5)	(349.5)	18.2	127.3	51.5	1.0

	Net	Expected
	Carrying	Cash
	Amount	Flows	2020	2021	2022	2023	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2019
Interest rate swaps	4.0	4.0	1.7	1.2	0.8	0.4	(0.1)
U.S. dollar currency forward contracts	235.0	235.0	208.8	26.2	—	—	—
U.S. dollar currency forward contracts to be capitalized in property, plant and equipment - aircraft additions	284.7	284.7	98.2	79.6	59.3	36.2	11.4
Commodity forward contracts	(185.2)	(185.2)	(189.7)	4.5	—	—	—
	338.5	338.5	119.0	111.5	60.1	36.6	11.3

	Net	Expected
	Carrying	Cash
	Amount	Flows	2019	2020	2021	2022	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2018
Interest rate swaps	(6.7)	(6.7)	(0.7)	(0.2)	(0.6)	(1.0)	(4.2)
U.S. dollar currency forward contracts	(181.4)	(181.4)	(153.4)	(28.4)	0.4	—	—
U.S. dollar currency forward contracts to be capitalized in property, plant and equipment - aircraft additions	(413.0)	(413.0)	(34.0)	(75.5)	(82.9)	(99.7)	(120.9)
Commodity forward contracts	209.8	209.8	209.8	—	—	—	—
	(391.3)	(391.3)	21.7	(104.1)	(83.1)	(100.7)	(125.1)